Financial instruments - Financial Assets By Institution (Details) - USD ($) $ in Thousands		3 Months Ended					12 Months Ended
	May 09, 2024	Sep. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Mar. 31, 2023	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2022
Financial instruments [Line Items]
Other current financial assets				$ 1,325,843			$ 1,079,595
Collateral guarantees				5,590			0
Investment accounted for under the equity method				86,417			585,794		$ 54,386
Altilium Metals Ltd.
Financial instruments [Line Items]
Investment accounted for under the equity method			$ 4,380	7,620	$ 7,620		$ 0	$ 12,000
Proportion of ownership interest in associate, percentage			11.00%		3.00%		3.00%
Salinity Solutions Ltd.
Financial instruments [Line Items]
Acquisition of equity instruments			$ 1,285
Proportion of ownership interest in associate, percentage			14.86%
Electric Era Technologies Inc.
Financial instruments [Line Items]
Acquisition of equity instruments		$ 3,000
Proportion of ownership interest in associate, percentage		6.82%
Azure Minerals
Financial instruments [Line Items]
Share of ownership in associates	50.00%						50.00%
Increase (decrease) through transfer between revaluation surplus and retained earnings, equity	$ 186,809,000
Investment accounted for under the equity method				0			$ 542,456
Financial assets at amortized cost
Financial instruments [Line Items]
Other current financial assets				1,316,797			1,061,262
Financial assets at amortized cost | Banco Crédito e Inversiones
Financial instruments [Line Items]
Other current financial assets				74,459			174,684
Financial assets at amortized cost | Banco Morgan Stanley
Financial instruments [Line Items]
Other current financial assets				5,590			0
Financial assets at amortized cost | Banco Santander
Financial instruments [Line Items]
Other current financial assets				100,083			415,851
Financial assets at amortized cost | Banco Itaú CorpBanca
Financial instruments [Line Items]
Other current financial assets				372,061			66,166
Financial assets at amortized cost | Scotiabank Chile
Financial instruments [Line Items]
Other current financial assets				319,128			240,164
Financial assets at amortized cost | Bank of Nova Scotia
Financial instruments [Line Items]
Other current financial assets				353,592			51,025
Financial assets at amortized cost | Sumitomo Mitsui Banking
Financial instruments [Line Items]
Other current financial assets				91,884			0
Financial assets at amortized cost | Banco Estado
Financial instruments [Line Items]
Other current financial assets				0			90,975
Financial assets at amortized cost | KBC Bank
Financial instruments [Line Items]
Other current financial assets				0			$ 22,397
Financial assets at fair value through other comprehensive income | Azure Minerals
Financial instruments [Line Items]
Acquisition of equity instruments				$ 4,317	$ 12,904	$ 13,480
Financial asset, ownership interest percentage						19.99%
Acquisition agreement, right to acquire products, percentage						25.00%